SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Insurance	$ 291,745	$ 1,148,455
Prepaid interest	1,349	1,889
Prepaid marketing services	244,934	733,417
Prepaid rent	40,277	12,485
Prepaid subscriptions	16,235	29,194
Deposits	753,750	382,284
Prepaid expenses and deposits	$ 1,348,290	$ 2,307,724